Provisions - Summary of Changes in Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	$ 267,565	$ 269,921
Increase (decrease) in existing provisions	18,203	50,400
Provisions used	(46,634)
Reversal of unused provision	(8,308)	(25,719)
Increase from adjustment to time value of money	9,278	11,526
Foreign currency translation differences	4,773	(9,348)
Decreases due to classification as held for sale		(29,215)
Total movements in provisions	(22,688)	(2,356)
Ending balance, provisions	244,877	267,565
Enel Distribucin Chile and Enel Colina [Member] | Chilean National Consumer Service [Member]
Disclosure Of Other Provisions [Line Items]
Provision for customer compensation mechanism	17,059
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	41,274	13,246
Increase (decrease) in existing provisions	11,240	40,390
Provisions used	(5,068)
Reversal of unused provision	(7,508)	(1,244)
Foreign currency translation differences	3,861	(8,429)
Decreases due to classification as held for sale		(2,689)
Total movements in provisions	2,525	28,028
Ending balance, provisions	43,799	41,274
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	203,827	250,019
Increase (decrease) in existing provisions	7,154	(8,570)
Provisions used	(20,910)
Reversal of unused provision		(24,475)
Increase from adjustment to time value of money	9,278	11,526
Foreign currency translation differences	62
Decreases due to classification as held for sale		(24,673)
Total movements in provisions	(4,416)	(46,192)
Ending balance, provisions	199,411	203,827
Decommissioning or Restoration [Member] | Construction in Progress
Disclosure Of Other Provisions [Line Items]
Increase (decrease) in existing provisions		17,120
Environment Issues and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance, provisions	22,464	6,656
Increase (decrease) in existing provisions	(191)	18,580
Provisions used	(20,656)
Reversal of unused provision	(800)
Foreign currency translation differences	850	(919)
Decreases due to classification as held for sale		(1,853)
Total movements in provisions	(20,797)	15,808
Ending balance, provisions	$ 1,667	$ 22,464